Fair Value Measurements - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Available for sale securities, Fair Value	$ 0	$ 0	$ 0